Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prudential Investment Portfolios 9
PGIM Select Real Estate Fund (the “Fund”)
Supplement dated August 5, 2025
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information (SAI), as applicable, and retain it for future reference.
At a special meeting of shareholders held on August 4, 2025, shareholders of PGIM Select Real Estate Fund, a series of Prudential Investment Portfolios 9, approved a proposal to change the classification under the Investment Company Act of 1940, as amended, of PGIM Select Real Estate Fund, from diversified to non-diversified.
To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective immediately:
1.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategies” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Investment Strategies and Investments” are hereby revised to include the following.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
2.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Risks” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Risks of Investing in the Fund” are hereby revised to include the following:
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Select Real Estate Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prudential Investment Portfolios 9
PGIM Select Real Estate Fund (the “Fund”)
Supplement dated August 5, 2025
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information (SAI), as applicable, and retain it for future reference.
At a special meeting of shareholders held on August 4, 2025, shareholders of PGIM Select Real Estate Fund, a series of Prudential Investment Portfolios 9, approved a proposal to change the classification under the Investment Company Act of 1940, as amended, of PGIM Select Real Estate Fund, from diversified to non-diversified.
To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective immediately:
1.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategies” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Investment Strategies and Investments” are hereby revised to include the following.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
2.The section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Risks” and the section of the Fund’s Prospectus entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks – Risks of Investing in the Fund” are hereby revised to include the following:
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.